Shareholder Report, Average Annual Return (Details)	5 Months Ended	11 Months Ended	12 Months Ended	21 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000007949
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Investor Shares
C000007953
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Investor Shares
C000007955
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Investor Shares
C000007957
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Investor Shares
C000007959
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Investor Shares
C000153132
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ETF Shares Net Asset Value
Average Annual Return, Percent			3.68%		1.16%	2.33%
C000153131
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Admiral Shares
C000247740
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ETF Shares Net Asset Value
Average Annual Return, Percent			4.39%	3.42%
C000254940
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ETF Shares Net Asset Value
Average Annual Return, Percent		4.35%
C000254941
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ETF Shares Net Asset Value
Average Annual Return, Percent		4.87%
C000260433
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ETF Shares Net Asset Value
Average Annual Return, Percent	5.76%
Without Sales Load [Member] | C000007949
Average Annual Return [Line Items]
Average Annual Return, Percent			3.86%		1.85%	3.19%
Without Sales Load [Member] | C000007950
Average Annual Return [Line Items]
Average Annual Return, Percent			3.94%		1.93%	3.28%
Without Sales Load [Member] | C000007953
Average Annual Return [Line Items]
Average Annual Return, Percent			4.84%		1.51%	2.42%
Without Sales Load [Member] | C000007954
Average Annual Return [Line Items]
Average Annual Return, Percent			4.92%		1.59%	2.51%
Without Sales Load [Member] | C000007955
Average Annual Return [Line Items]
Average Annual Return, Percent			4.37%		1.78%	1.88%
Without Sales Load [Member] | C000007956
Average Annual Return [Line Items]
Average Annual Return, Percent			4.45%		1.86%	1.96%
Without Sales Load [Member] | C000007957
Average Annual Return [Line Items]
Average Annual Return, Percent			3.88%		1.29%	2.78%
Without Sales Load [Member] | C000007958
Average Annual Return [Line Items]
Average Annual Return, Percent			3.97%		1.37%	2.87%
Without Sales Load [Member] | C000007959
Average Annual Return [Line Items]
Average Annual Return, Percent			3.76%		1.97%	1.67%
Without Sales Load [Member] | C000007960
Average Annual Return [Line Items]
Average Annual Return, Percent			3.85%		2.06%	1.75%
Without Sales Load [Member] | C000153132
Average Annual Return [Line Items]
Average Annual Return, Percent			3.73%		1.12%	2.33%
Without Sales Load [Member] | C000153131
Average Annual Return [Line Items]
Average Annual Return, Percent			3.67%		1.09%	2.31%
Without Sales Load [Member] | C000247740
Average Annual Return [Line Items]
Average Annual Return, Percent			4.46%	3.36%
Without Sales Load [Member] | C000254940
Average Annual Return [Line Items]
Average Annual Return, Percent		4.31%
Without Sales Load [Member] | C000254941
Average Annual Return [Line Items]
Average Annual Return, Percent		4.84%
Without Sales Load [Member] | C000260433
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.17%		1.16%	2.42%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.17%		1.16%	2.42%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.17%		1.16%	2.42%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.17%		1.16%	2.42%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.17%		1.16%	2.42%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.17%		1.16%	2.42%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.17%		1.16%	2.42%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.17%		1.16%	2.42%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.17%		1.16%	2.42%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.17%		1.16%	2.42%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.17%		1.16%	2.42%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.17%		1.16%	2.42%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.17%	3.46%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent		3.33%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent		3.33%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.93%
NACC2 Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent			4.83%		1.37%	2.29%
NACC2 Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent			4.83%		1.37%	2.29%
NACC2 Index: Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return, Percent			3.91%		1.32%	1.66%
NACC2 Index: Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return, Percent			3.91%		1.32%	1.66%
NACC2 Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent			3.22%		1.65%	1.51%
NACC2 Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent			3.22%		1.65%	1.51%
NACC2 Index: S&P National AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent			3.77%		1.17%	2.37%
NACC2 Index: S&P National AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent			3.77%		1.17%	2.37%
NACC2 Index: S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Intermediate Term National AMT-Free Municipal Bond Index
Average Annual Return, Percent			4.45%	3.39%
NACC2 Index: S&P Broad AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Broad AMT-Free Municipal Bond Index
Average Annual Return, Percent		3.09%
NACC2 Index: S&P Broad AMT-Free Municipal Bond 0-7 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Broad AMT-Free Municipal Bond 0-7 Year Index
Average Annual Return, Percent		3.73%
NACC2 Index: S&P 10+ Year National AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 10+ Year National AMT-Free Municipal Bond Index
Average Annual Return, Percent	5.40%